Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Cash Flow Statement [Abstract]
Schedules of Cash Flow, Supplemental Disclosures
Changes in working capital and income taxes received or paid for the years ended:

	December 31,	December 31,
	2017	2016
Amounts receivable	$14.0	($5.7)
Inventory	(15.9)	(16.1)
Advances and prepaid expenses	(4.3)	3.8
Accounts payable and accrued liabilities	(12.1)	(7.5)
Income taxes (paid) refunded	(1.5)	13.2
	($19.8)	($12.3)

Interest received	$2.5	$2.1
Other items for the years ended:

	December 31,	December 31,
	2017	2016
Unrealized loss (gain) on non-hedged derivatives	$0.3	($1.6)
Gain on prepayment option fair value adjustment	—	(9.5)
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(1.3)
Loss on disposal of assets	1.9	4.6
Payment of transaction costs incurred by Richmont Mines (note 5)	(5.9)	—
Share-based payments related to Richmont Mines transaction (note 5)	1.3	—
Other non-cash items	0.8	(2.3)
	($3.9)	($10.1)

Schedule of Other Significant Noncash Transactions
Other items for the years ended:

	December 31,	December 31,
	2017	2016
Unrealized loss (gain) on non-hedged derivatives	$0.3	($1.6)
Gain on prepayment option fair value adjustment	—	(9.5)
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(1.3)
Loss on disposal of assets	1.9	4.6
Payment of transaction costs incurred by Richmont Mines (note 5)	(5.9)	—
Share-based payments related to Richmont Mines transaction (note 5)	1.3	—
Other non-cash items	0.8	(2.3)
	($3.9)	($10.1)